UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-05276

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/16 is included with this Form.

■	Value Line VIP Equity Advantage Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Shares		Value

Closed-End Funds — 89.9%
CHINA REGION — 3.1%
1,500	China Fund, Inc. (The)	$24,660
1,600	Templeton Dragon Fund, Inc.	28,160
		52,820
ENERGY LIMITED PARTNERSHIP — 14.3%
4,700	ClearBridge American Energy MLP Fund, Inc.	42,112
2,500	ClearBridge Energy MLP Total Return Fund, Inc.	32,675
4,000	Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	43,000
4,500	Goldman Sachs MLP Income Opportunities Fund	42,750
2,600	Kayne Anderson Midstream/Energy Fund, Inc.	41,106
4,800	Neuberger Berman MLP Income Fund, Inc.	44,544
		246,187
EQUITY ENERGY — 2.9%
3,500	BlackRock Energy and Resources Trust	50,680

FOREIGN LARGE BLEND — 2.6%
7,700	BlackRock International Growth and Income Trust	45,661

GLOBAL REAL ESTATE — 2.8%
5	Alpine Global Premier Properties Fund	28
5,700	CBRE Clarion Global Real Estate Income Fund	47,880
		47,908
HEALTH — 8.5%
2,000	Tekla Healthcare Investors	47,620
2,900	Tekla Healthcare Opportunities Fund	50,692
2,600	Tekla Life Sciences Investors	48,698
		147,010
INDIA EQUITY — 1.7%
1,200	India Fund, Inc. (The)	29,832

JAPAN STOCK — 1.6%
2,600	Japan Smaller Capitalization Fund, Inc.	27,456

LARGE BLEND — 17.3%
4,100	Adams Diversified Equity Fund, Inc.	$53,915
4,100	First Trust Enhanced Equity Income Fund	54,776
2,000	General American Investors Co., Inc.	65,300
12,300	Liberty All Star Equity Fund	63,714
4,200	Nuveen Dow 30sm Dynamic Overwrite Fund	60,564
		298,269
LARGE GROWTH — 2.9%
5,400	Eaton Vance Risk-Managed Diversified Equity Income Fund	50,922

LARGE VALUE — 3.4%
3,022	Gabelli Dividend & Income Trust (The)	58,053

NATURAL RESOURCES — 2.5%
5,300	BlackRock Resources & Commodities Strategy Trust	43,195

REAL ESTATE — 2.0%
2,600	Cohen & Steers Total Return Realty Fund, Inc.	34,268

TECHNOLOGY — 7.5%
3,450	Blackrock Science & Technology Trust	64,273
3,500	Nuveen NASDAQ 100 Dynamic Overwrite Fund	66,220
		130,493
UTILITIES — 7.6%
2,400	Cohen & Steers Infrastructure Fund, Inc.	51,696
2,500	Duff & Phelps Global Utility Income Fund, Inc.	42,700
1,200	Reaves Utility Income Fund	36,672
		131,068
WORLD ALLOCATION — 3.0%
8,800	Wells Fargo Global Dividend Opportunity Fund	51,128

WORLD STOCKS — 6.2%
7,300	Alpine Total Dynamic Dividend Fund	55,699
4,200	BlackRock Global Opportunities Equity Trust	51,450
		107,149
	Total Closed-End Funds (Cost $1,509,640)	1,552,099

1

■	Value Line VIP Equity Advantage Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Shares		Value
Exchange-Traded Funds — 5.3%
HEALTH — 2.5%
150	iShares Nasdaq Biotechnology ETF	$43,419

TECHNOLOGY — 2.8%
400	iShares US Technology ETF	47,600

	Total Exchange-Traded Funds (Cost $84,670)	91,019
Short-Term Investment — 9.2%
Money Market Fund — 9.2%
159,609	State Street Institutional Liquid Reserves Fund	159,609
	Total Short-Term Investment (Cost $159,609)	159,609
	Total Investments — 104.4% (Cost $1,753,919)	$1,802,727
Excess Of Liabilities Over Cash And Other Assets —(4.4)%		(75,992)
Net Assets (1) —100.0%		$1,726,735
Net Asset Value Per Outstanding Share ($1,726,735 ÷ 170,511 shares outstanding )		$10.13

(1)	For federal income tax purposes, the aggregate cost was $1,753,919, aggregate gross unrealized appreciation was $66,399, aggregate gross unrealized depreciation was $17,591 and the net unrealized appreciation was $48,808.
ETF	Exchange Traded Fund.
MLP	Master Limited Partnership.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds*	$1,552,099	$—	$—	$1,552,099
Exchange-Traded Funds*	91,019	—	—	91,019
Short-Term Investment	159,609	—	—	159,609
Total Investments in Securities	$1,802,727	$—	$—	$1,802,727

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 29, 2016